Risks and Concentration (Tables)	12 Months Ended
Mar. 31, 2026
Risks and Concentration [Abstract]
Schedule of Total Purchases

The information of the supplier with greater than 10% of the total purchases of the Company for the years ended March 31, 2024, 2025 and 2026 was as follows:

	Year Ended March 31, 2024	Year Ended March 31, 2025	Year Ended March 31, 2026
	RMB	RMB	RMB
Royal Canin China Co., Ltd.	26%	33%	44%